Consolidated statements of operations - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Interest and dividend income	SFr 4,757	SFr 4,585	SFr 5,903	SFr 9,342	SFr 10,393
Interest expense	(2,758)	(2,574)	(3,034)	(5,332)	(5,372)
Net interest income	1,999	2,011	2,869	4,010	5,021
Commissions and fees	2,796	2,675	3,259	5,471	6,238
Trading revenues	94	(271)	498	(177)	1,888
Other revenues	219	223	329	442	455
Net revenues	5,108	4,638	6,955	9,746	13,602
Provision for credit losses	(28)	150	51	122	81
Compensation and benefits	2,734	2,482	2,914	5,216	5,890
General and administrative expenses	1,760	1,848	1,928	3,608	3,666
Commission expenses	352	387	406	739	798
Restructuring expenses	91	255		346
Total other operating expenses	2,203	2,490	2,334	4,693	4,464
Total operating expenses	4,937	4,972	5,248	9,909	10,354
Income/(loss) from continuing operations before taxes	199	(484)	1,656	(285)	3,167
Income tax expense	21	(179)	590	(158)	1,067
Net income/(loss)	178	(305)	1,066	(127)	2,100
Net income/(loss) attributable to noncontrolling interests	8	(3)	15	5	(5)
Net income/(loss) attributable to shareholders	SFr 170	SFr (302)	SFr 1,051	SFr (132)	SFr 2,105
Basic earnings per share (CHF)
Basic earnings/(loss) per share (in CHF per share)	SFr 0.08	SFr (0.15)	SFr 0.61	SFr (0.07)	SFr 1.23
Diluted earnings per share (CHF)
Diluted earnings/(loss) per share (in CHF per share)	SFr 0.08	SFr (0.15)	SFr 0.59	SFr (0.07)	SFr 1.20